LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 10,367
Other current liabilites	2,725
Operating lease liabilities	7,562
Total operating lease liabilities	$ 10,287